Subsequent events (Details) - Subsequent Events [Member] $ / shares in Units, $ in Millions	Aug. 02, 2019 USD ($) MW $ / shares	Jul. 30, 2019 USD ($)
Revolving credit facility [Abstract]
Additional increase	$ 125
Maximum borrowing capacity	$ 425
Dividends approved [Abstract]
Dividend approved (in dollars per share) | $ / shares	$ 0.40
Dividend approved expected date to be paid	Sep. 13, 2019
ASI Operations LLC [Member]
Acquistions [Abstract]
Purchase price		$ 6
ASI Operations LLC [Member] | Bottom of range [member]
Acquistions [Abstract]
Cost reduction		5
ASI Operations LLC [Member] | Top of range [member]
Acquistions [Abstract]
Cost reduction		$ 6
Monterrey [Member]
Acquistions [Abstract]
Ownership percentage acquired	30.00%
Power capacity | MW	142
Installed capacity | MW	130
Battery capacity | MW	12
Total equity investment	$ 42